UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.3%
Communications - 2.5%
20,000	Rogers Communications, Inc.	860,200
15,700	SBA Communications Corp. *	1,263,222
63,200	Verizon Communications, Inc.	2,948,912

		5,072,334

Consumer Durables - 1.5%
11,800	Polaris Industries, Inc.	1,524,324
16,000	Tupperware Brands Corp.	1,381,920

		2,906,244

Consumer Non-Durables - 9.5%
95,300	Coca-Cola Co.	3,609,964
27,800	Michael Kors Holdings, Ltd. *	2,071,656
33,400	NIKE, Inc.	2,426,176
50,300	PepsiCo, Inc.	3,998,850
43,800	Philip Morris International, Inc.	3,792,642
40,500	Procter & Gamble Co.	3,061,395

		18,960,683

Consumer Services - 4.7%
26,200	McDonald’s Corp.	2,520,702
64,900	Twenty-First Century Fox, Inc.	2,174,150
24,600	Visa, Inc.	4,701,060

		9,395,912

Electronic Technology - 12.9%
29,900	3D Systems Corp. *	1,614,301
13,725	Apple, Inc.	6,543,394
70,700	Applied Materials, Inc.	1,240,078
35,700	Avago Technologies, Ltd.	1,539,384
88,600	Ciena Corp. *	2,213,228
67,000	EMC Corp.	1,712,520
40,200	Intel Corp.	921,384
31,500	International Business Machines Corp.	5,833,170
60,800	Qualcomm, Inc.	4,095,488

		25,712,947

Energy Minerals - 3.6%
26,600	Chevron Corp.	3,231,900
18,000	Continental Resources, Inc. *	1,930,680
14,100	Marathon Petroleum Corp.	906,912
11,400	Occidental Petroleum Corp.	1,066,356

		7,135,848

Finance - 4.4%
11,100	ACE, Ltd.	1,038,516
41,700	Franklin Resources, Inc.	2,107,935
9,300	Goldman Sachs Group, Inc.	1,471,353
42,000	JPMorgan Chase & Co.	2,170,980
25,600	Marsh & McLennan Cos., Inc.	1,114,880
18,900	MetLife, Inc.	887,355

		8,791,019

Quantity	Name of Issuer	Fair Value ($)

Health Services - 3.6%
29,819	Express Scripts Holding Co. *	1,842,218
14,200	McKesson Corp.	1,821,860
48,000	UnitedHealth Group, Inc.	3,437,280

		7,101,358

Health Technology - 12.2%
11,200	Alexion Pharmaceuticals, Inc. *	1,300,992
16,600	Allergan, Inc.	1,501,470
22,900	Baxter International, Inc.	1,504,301
37,600	Bristol-Myers Squibb Co.	1,740,128
20,000	Celgene Corp. *	3,078,600
31,200	Covidien, PLC	1,901,328
65,200	Gilead Sciences, Inc. *	4,097,168
21,100	Johnson & Johnson	1,829,159
97,254	Pfizer, Inc.	2,792,162
26,200	Stryker Corp.	1,770,858
17,100	Thermo Fisher Scientific, Inc.	1,575,765
35,775	Zoetis, Inc.	1,113,318

		24,205,249

Industrial Services - 1.7%
26,200	Schlumberger, Ltd.	2,315,032
24,400	Seadrill, Ltd.	1,099,952

		3,414,984

Process Industries - 4.5%
7,900	CF Industries Holdings, Inc.	1,665,557
38,400	Ecolab, Inc.	3,792,384
40,500	International Paper Co.	1,814,400
14,600	Praxair, Inc.	1,755,066

		9,027,407

Producer Manufacturing - 9.4%
17,700	3M Co.	2,113,557
21,200	Caterpillar, Inc.	1,767,444
43,900	Danaher Corp.	3,043,148
29,600	Eaton Corp., PLC	2,037,664
26,700	Emerson Electric Co.	1,727,490
19,800	Flowserve Corp.	1,235,322
25,100	Honeywell International, Inc.	2,084,304
8,500	Precision Castparts Corp.	1,931,540
26,500	United Technologies Corp.	2,857,230

		18,797,699

Retail Trade - 10.8%
6,800	Amazon.com, Inc. *	2,125,952
10,600	Costco Wholesale Corp.	1,220,272
47,200	CVS Caremark Corp.	2,678,600
38,900	Dick’s Sporting Goods, Inc.	2,076,482
36,400	eBay, Inc. *	2,030,756
39,500	Home Depot, Inc.	2,996,075
13,200	Lululemon Athletica, Inc. *	964,788

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

44,900	Target Corp.	2,872,702
53,100	TJX Cos., Inc.	2,994,309
21,300	Wal-Mart Stores, Inc.	1,575,348

		21,535,284

Technology Services - 14.5%
45,100	Accenture, PLC	3,321,164
21,800	Cognizant Technology Solutions Corp. *	1,790,216
8,800	Google, Inc. *	7,708,008
39,700	Informatica Corp. *	1,547,109
103,600	Microsoft Corp.	3,450,916
122,300	Oracle Corp.	4,056,691
3,600	priceline.com, Inc. *	3,639,420
29,937	Teradata Corp. *	1,659,707
20,700	VMware, Inc. *	1,674,630

		28,847,861

Transportation - 2.1%
18,600	Union Pacific Corp.	2,889,324
13,300	United Parcel Service, Inc.	1,215,221

		4,104,545

Quantity	Name of Issuer	Fair Value ($)

Utilities - 1.4%
41,700	Kinder Morgan, Inc.	1,483,269
32,100	Wisconsin Energy Corp.	1,296,198

		2,779,467

Total Common Stocks (cost: $135,228,637)		197,788,841

Total Investments in Securities - 99.3% (cost: $135,228,637)		197,788,841
Other Assets and Liabilities, net - 0.7%		1,481,113

Total Net Assets - 100.0%		$199,269,954

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	197,788,841	—	—	197,788,841
Total:	197,788,841	—	—	197,788,841

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2013 is included with the Fund’s schedule of investments.

At September 30, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$63,408,559	$(848,355)	$62,560,204	$135,228,637

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 29, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	October 29, 2013